Organization and Description of Business (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Description of Business [Line Items]
Schedule of Consolidated Financial Statement of the Company

As of December 31, 2025, the consolidated financial statements of the Company include the following entities:

	Place and date of	% of ownership
Name of entities	incorporation	Direct	Indirect	Principal activities
Parent company
Baiya	Cayman Island/ October 18, 2021	Parent		Investment holding
Subsidiaries of Baiya
Ruifeng BVI	BVI/October 25, 2021	100%		Investment holding
Juxing HK	PRC – Hong Kong/ November 3, 2021	100%		Investment holding
Pengze WFOE	PRC – Mainland China/December 9, 2021	100%		Consultancy and management support
Baiya US	USA/ March 25, 2025	100%		Investment holding
Baiya HK	PRC – Hong Kong/ May 20, 2025	100%		Investment holding
Baiya Chengdu	PRC – Mainland China/ May 20, 2025		100% owned by Baiya HK	Consultancy and management support
BIYA Singapore	Singapore/ June 3, 2025	100%		Investment holding

BIYA Media	USA/ July 15, 2025		100% owned by Baiya US	Investment holding

Chuzhou Baiwo	PRC – Mainland China/ December 23, 2025		51% owned by Baiya Chengdu	Technical Development, Consulting, and other related services
VIE Company
Shenzhen Gongwuyuan Network Technology Co., Ltd. (“Gongwuyuan”)	PRC – Mainland China/October 23, 2017		VIE	Human resource management consulting, labor outsourcing service, staffing and placement service, research, and development of Apps
VIE’s Subsidiaries
Dongguan Zhenggongfu Human Resources Co., Ltd.	PRC – Mainland China/March 28, 2018		100% owned by VIE since March 1, 2020	Human resource management consulting, labor outsourcing service, staffing and placement service
Dongguan Gongwuyuan Yifang Talent Service Co., Ltd.	PRC – Mainland China/December 27, 2018		100% owned by VIE	Human resource management consulting, labor outsourcing service, staffing and placement service
Dongguan Gongwuyuan Yifang Talent Service Co., Ltd. — Shipai Branch	PRC – Mainland China/April 9, 2020		100% owned by VIE	Human resource management consulting, labor outsourcing service, staffing and placement service
Dongguan Gongwuyuan Yifang Talent Service Co., Ltd. — Yingtan Branch	PRC – Mainland China/January 20, 2021		100% owned by VIE	Human resource management consulting, labor outsourcing service, staffing and placement service
Ji’an Gongwuyuan Human Resource Service Co., Ltd.*	PRC – Mainland China/September 16, 2020		100% owned by VIE	Human resource management consulting, labor outsourcing service, staffing and placement service
Dongguan Gongwuyuan Business Service Co., Ltd.	PRC – Mainland China/March 26, 2019		100% owned by VIE	Marketing
Hunan Gongwuyuan Youchuang Human Resource Service Co., Ltd.	PRC – Mainland China/June 3, 2019		100% owned by VIE	Human resource management consulting, labor outsourcing service, staffing and placement service
Nanchang Gongwuyuan Business Service Co., Ltd.	PRC – Mainland China/December 26, 2019		100% owned by VIE	Human resource management consulting, labor outsourcing service, staffing and placement service
Nanchang Gongwuyuan Business Service Co., Ltd.- Nanchang High-tech Zone Branch	PRC – Mainland China/August 5, 2020		100% owned by VIE	Human resource management consulting, labor outsourcing service, staffing and placement service
Jiangxi Huizhong Human Resources Co., Ltd.	PRC – Mainland China/May 21, 2020	100% owned by VIE	Human resource management consulting, labor outsourcing service, staffing and placement service
Guangdong Mili Education Consulting Service Co., Ltd.	PRC – Mainland China/October 30, 2019	100% owned by VIE since July 20, 2020	Education consulting and marketing
Jiangxi Gongwuyuan Supply Chain Management Co., Ltd.	PRC – Mainland China/September 14, 2020	100% owned by VIE	Logistic and shipping
Jiangxi Gongwuyuan Talent Service Co., Ltd.	PRC – Mainland China/October 16, 2020	100% owned by VIE	Human resource management consulting, labor outsourcing service, staffing and placement service
Zhongshan Jushangyue Freight Forwarding Service Co., Ltd.	PRC – Mainland China/July 22, 2020	100% owned by VIE since September 17, 2020	Logistic and storage service
Jiujiang Gongwuyuan Yifang Education Consulting Service Co., Ltd.*	PRC – Mainland China/April 14, 2021	100% owned by VIE	Education consulting and human resource management service
Dongguan Fusheng Supply Chain Co., Ltd.*	PRC – Mainland China/June 1, 2021	100% owned by VIE	Logistic and shipping
Dongguan Chenwang Supply Chain Co., Ltd.*	PRC – Mainland China/May 31, 2021	100% owned by VIE	Logistic and shipping
Dongguan Jida Supply Chain Co., Ltd.*	PRC – Mainland China/June 1, 2021	100% owned by VIE	Logistic and shipping
Shenzhen Aliyuncang Logistics Warehousing Co., Ltd.	PRC – Mainland China/April 11, 2017	100% owned by VIE since June 24, 2021	Internet information technology development and supply chain management

*	Company had no operations or very minimal operations with no revenues as of December 31, 2025.

VIE [Member]
Organization and Description of Business [Line Items]
Schedule of Financial Statements and Balances of the VIE and Its Subsidiaries	The following financial statement amounts and balances of the VIE and its subsidiaries were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:
	December 31, 2025	December 31, 2024
Current assets	$4,857,898	$4,680,414
Non-current assets	1,474,700	528,032
Total assets	$6,332,598	$5,208,446
Current liabilities	$4,213,668	$4,175,038
Non-current liabilities	6,363	43,972
Total liabilities	$4,220,031	$4,219,010

Schedule of Revenue
	For the years Ended December 31,
	2025	2024	2023
Net revenues	$16,421,951	$12,809,211	$11,574,877
Net income/(loss)	$1,037,892	$308,737	$(869,063)

Schedule of Cash Flow Statement
	For the years Ended December 31,
	2025	2024	2023
Net cash provided by (used in) operating activities	$129,480	$1,618,141	$(1,801,113)
Net cash used in investing activities	$(189,408)	$—	—
Net cash provided by (used in) financing activities	$(169,042)	$42,134	$(508,149)